Stockholders' Equity (Details) - USD ($)																1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2022	Mar. 15, 2022	Feb. 14, 2022	Dec. 22, 2021	Dec. 02, 2021	Aug. 19, 2021	May 18, 2021	Oct. 01, 2020	Sep. 02, 2020	Aug. 03, 2020	Jul. 31, 2020	Jul. 28, 2020	Jun. 08, 2020	Apr. 06, 2020	Jan. 09, 2020	Dec. 21, 2021	Sep. 29, 2021	May 18, 2021	Sep. 25, 2020	Jul. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized																					25,000,000		25,000,000		25,000,000	25,000,000
Preferred stock, par value per share (in Dollars per share)																					$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares outstanding																					0		0		0	0
Common stock, shares authorized																					18,750,000		18,750,000		18,750,000	18,750,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)																					$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares outstanding				10,132,047																	10,207,212		10,207,212		10,207,212
Exercised																							75,000
Additional shares					49,444		1,325,000
Shares available for grant																					256,014		256,014		318,514
Granted purchased shares																							100,000		383,125
Gross proceeds from sale of equity (in Dollars)																							$ 5,000,000		$ 17,250,000
Restricted stock award net of forfeitures (in Dollars)																							$ 295,750
Class of warrant or right, outstanding																					4,813,836		4,813,836		3,036,185
Exercise price of warrants or rights (in Dollars per share)																									$ 20
Warrants exercisable term																							5 years
Warrants liabilities (in Dollars)																					$ 1,792,000	$ (278,000)	$ 3,622,000	(278,000)	$ 1,387,000
Salary expenses (in Dollars)						$ 30,000															902,106	683,197	1,817,746	1,567,238	2,887,309	915,210
Professional fees (in Dollars)																					873,865	455,552	1,417,905	984,625	$ 2,269,756	1,153,731
Warrants to purchase common shares																									749,984
Share based payment arrangement, expense (in Dollars)																					676,242	$ 194,657	1,392,674	$ 562,375
Unrecognized compensation cost, non vested (in Dollars)																					$ 2,154,935		$ 2,154,935
Unrecognized compensation, weighted average period																							1 year 10 months 6 days
Common stock, shares issued				10,132,047
Stock issued during period, shares, new issues				1,150,000									5,000	40,000	31,250
Stock issued during period, value, new issues (in Dollars)													$ 20,200	$ 161,600	$ 126,250											6,275,164
Exercise of stock options														1,250
Stock issued during period services, value (in Dollars)																										237,500
Stock issued during period, value, conversion of convertible securities (in Dollars)																										261,453
Stock issued during period acquisition, value (in Dollars)																									$ 7,774,000	$ 12,500,000
Secured Borrowings, Gross, Difference, Amount (in Dollars)																			$ 1,237,760
Shares of common stock								5,000											247,552
Net amount (in Dollars)																			$ 1,116,566
Common stock price (in Dollars per share)								$ 5
Warrant share								9,091
Exercise price (in Dollars per share)								$ 5.5
Stock incentive plan description																		the Marizyme, Inc. Amended and Restated 2021 Stock Incentive Plan (“SIP”). The SIP incorporates stock options issued prior to May 18, 2021. The SIP authorized 1,325,000 options for issuance. As of December 31, 2021, there remains 412,264 options available for issuance.
Granted shares																									383,125	335,000
Aggregate shares																	261,387
strike price (in Dollars per share)																	$ 9
Warrant term																	5 years
Exchange agreements description																On December 21, 2021, pursuant to the December 2021 Exchange Agreements (Note 6) all previously issued Original Class C warrants were replaced with an aggregate of 416,011 pro-rata New Class C warrants with an exercise price of $9.00 per share (unchanged) and a five-year life measured from the date of the December 2021 Exchange Agreements. The decrease in the Unit price also resulted in additional number of New Class C Warrants being issued in exchange for the Original Class C Warrants due to the 200% warrant coverage provided for in the Unit Purchase Agreement. On December 21, 2021, pursuant to the December 2021 Unit Purchase Agreement the Company issued additional 1,714,286 New Class C warrants with an exercise price of $9.00 per share and a term of five years. The detachable warrants issued were accounted for as an equity instrument and were ascribed an aggregate fair market value of $4,447,982 using the residual fair value allocation method.
Somah acquisition description																				On July 31, 2020, the Company completed the Somah Acquisition (Note 2) whereas 2,500,000 shares of common stock and 749,984 warrants were issued. The warrants have a strike price of $20.00 per share and a term of five years. The valuation of the warrants granted was completed during the year ended December 31, 2021, and the fair market value was determined to be $1.60 per share or $1,200,000.
Warrant Purchase																			28,001
Fair market value description																			The fair market value was determined to be $3.625 per share or $152,249 and $101,500, respectively, or $253,749, collectively.
Stock-based compensation description																									During the year ended December 31, 2021, the Company recorded $865,111 in non-cash share-based compensation (2020 - $1,833,292). Additionally, the Company recognized $33,333 of stock-based compensation on restricted common stock in the year ended December 31, 2021.
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares outstanding																									8,982,212	8,982,212
Common stock, shares issued																									10,132,212
Stock issued during period, value, new issues (in Dollars)																										$ 1,400
Stock issued during period, shares, services																										53,750
Stock issued during period services, value (in Dollars)																										$ 54
Stock issued during period, shares, conversion of convertible securities																										63,514
Stock issued during period, value, conversion of convertible securities (in Dollars)																										$ 64
Issuance of common stock for acquisition, shares																									1,150,000	2,500,000
Stock issued during period acquisition, value (in Dollars)																									$ 1,150	$ 2,500
Private placement description										●On August 3, 2020, the Company completed an initial closing of a private placement pursuant to which the Company sold and issued an aggregate of 1,152,496 shares of its common stock at a purchase price of $5.00 per share. In consideration for services rendered as the placement agent in the private placement, the Company paid Univest Securities LLC cash commissions totaling $460,999, or 8% of the gross proceeds of the private placement closing, a 1% non-accountable expense allowance totaling $57,625, and the $31,250 balance (of a total of $37,500) due to the placement agent in advisory fees. Additionally, the Company issued to the placement agent a five-year warrant to purchase an aggregate of 57,375 shares of the Company’s Common Stock at an exercise price of $5.50 per share. The warrant, for which the placement agent paid the Company $100, may be exercised on a cashless basis.
Restricted shares									10,000
strike price (in Dollars per share)																			$ 5.5
Warrant term																									4 years 8 months 26 days
Fair value amount (in Dollars)																									$ 368,287
Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Shares of common stock																									57,499
strike price (in Dollars per share)																									$ 5.56
Warrant Purchase																			42,002
Common stock conversion debt [Member]
Stockholders' Equity (Details) [Line Items]
Stock issued during period, shares, conversion of convertible securities												16,014
Stock issued during period, value, conversion of convertible securities (in Dollars)												$ 59,453
Unit Purchase Agreements Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Unit purchase agreements warrants description																									Pursuant to the May Unit Purchase Agreement (Note 6) the Company issued: (i) Class A Warrants for the purchase an aggregate of 117,495 shares of common stock, with a strike price of $12.52 per share and a term of five years, and (ii) Class B Warrants for the purchase an aggregate of 117,495 shares of common stock with a strike price of $20.00 per share and a term of five years.
Restricted Stock Units (RSUs) [Member] | Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Shares of common stock																									87,500
Compensation cost (in Dollars)
Soma acquisition [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of common stock for acquisition, shares											2,500,000
Stock issued during period acquisition, value (in Dollars)											$ 12,500,000
Univest Securities [Member]
Stockholders' Equity (Details) [Line Items]
Exercise price of warrants or rights (in Dollars per share)	$ 7
Warrants exercisable term																							5 years
Warrants liabilities (in Dollars)																							$ 1,281,854
Warrants issued (in Dollars)	$ 57,840
Salary expenses (in Dollars)																							769,113
Professional fees (in Dollars)																							512,471
Bradely Richmond [Member]
Stockholders' Equity (Details) [Line Items]
Exercised		75,000
Warrants to purchase			75,000
Exercise price of warrants or rights (in Dollars per share)			$ 0.04
Warrants liabilities (in Dollars)																							$ 568,677
Warrants issued (in Dollars)	$ 86,760
Bradely Richmond [Member] | Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Warrants to purchase			75,000
Bradely Richmond [Member] | Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Warrants to purchase	144,600
Consultant [Member]
Stockholders' Equity (Details) [Line Items]
Stock issued during period, shares, services												5,000		3,750
Stock issued during period services, value (in Dollars)												$ 25,000		$ 15,150
Unit Purchase Agreement [Member] | Class C Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Exercise price of warrants or rights (in Dollars per share)																					$ 9		$ 9
Warrants exercisable term																							5 years
Warrants to purchase common shares																					1,661,458		1,661,458